Financial information by segment, Depreciation, amortization and impairment charges recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial information by segment [Abstract]
Depreciation, amortization and impairment charges	$ (418,271)	$ (473,638)	$ (439,441)
Renewable Energy [Member]
Financial information by segment [Abstract]
Depreciation, amortization and impairment charges	(398,394)	(434,042)	(432,138)
Efficient Natural Gas & Heat [Member]
Financial information by segment [Abstract]
Depreciation, amortization and impairment charges	9,365	(5,430)	23,910
Transmission Lines [Member]
Financial information by segment [Abstract]
Depreciation, amortization and impairment charges	(29,331)	(32,466)	(31,286)
Water [Member]
Financial information by segment [Abstract]
Depreciation, amortization and impairment charges	89	(1,700)	73
North America [Member]
Financial information by segment [Abstract]
Depreciation, amortization and impairment charges	(125,725)	(182,159)	(152,946)
South America [Member]
Financial information by segment [Abstract]
Depreciation, amortization and impairment charges	(77,855)	(80,039)	(57,214)
EMEA [Member]
Financial information by segment [Abstract]
Depreciation, amortization and impairment charges	$ (214,691)	$ (211,440)	$ (229,281)